Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 26,026	$ 794	$ 24,842	$ 24,672
Less: Loss allowance	1,143		1,102
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	27,169		25,944
Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	813		765
Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	17,730		18,292
Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 16,917		17,527
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 295		314
Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	5,959		4,289
Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 5,664		$ 3,975
Not Past Due [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%
Not Past Due [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 51		$ 50
Not Past Due [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	16,477		17,066
Not Past Due [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 16,426		$ 17,016
Not Past Due [Member] | Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Project Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Not Past Due [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 3		$ 3
Not Past Due [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	5,548		3,869
Not Past Due [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 5,545		$ 3,866
Less Than 30 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	22.00%	22.00%	20.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 24		$ 22
Less Than 30 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	335		346
Less Than 30 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 311		$ 324
Less Than 30 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Less Than 30 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 2		$ 17
Less Than 30 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	44		101
Less Than 30 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 42		$ 84
31-60 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	2.00%	2.00%	3.00%
31-60 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	68.00%	68.00%	65.00%
31-60 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 34		$ 29
31-60 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	139		135
31-60 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 105		$ 106
31-60 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	10.00%	10.00%	10.00%
31-60 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 8		$ 1
31-60 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	83		12
31-60 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 75		$ 11
61-90 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	11.00%	11.00%	12.00%
61-90 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	84.00%	84.00%	82.00%
61-90 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 31		$ 29
61-90 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	75		70
61-90 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 44		$ 41
61-90 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%	30.00%
61-90 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 1		$ 5
61-90 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	3		18
61-90 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 2		$ 13
91-120 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	21.00%	21.00%	23.00%
91-120 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	92.00%	92.00%	91.00%
91-120 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 33		$ 35
91-120 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	50		48
91-120 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 17		$ 13
91-120 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%	50.00%
91-120 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 1		$ 1
91-120 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1		1
91-120 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
121-180 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	39.00%	39.00%	40.00%
121-180 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	96.00%	96.00%	96.00%
121-180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 34		$ 22
121-180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	48		49
121-180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 14		$ 27
121-180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%	80.00%
121-180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 0		$ 0
121-180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	0		1
121-180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 1
Over 180 Days [Member] | Telecommunications Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 606		$ 578
Over 180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	606		578
Over 180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
Over 180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 280		$ 287
Over 180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	280		287
Over 180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0